Notes on the Consolidated Statements of Operations and Comprehensive Loss - Options outstanding at the end of the period have the following expiry dates and exercise prices (Details) - Spark Networks SE - 2007 Omnibus incentive plan prior merger
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares	Nov. 03, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | $ / shares	$ 11.88	$ 10.91	$ 16.88
Number of options | shares	17,400	65,050	163,270	236,670
March 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | $ / shares	$ 0.00	$ 0.00	$ 20.87
Number of options | shares	0	0	1,750
July 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | $ / shares	$ 0.00	$ 0.00	$ 10.10
Number of options | shares	0	0	24,735
November 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | $ / shares	$ 0.00	$ 0.00	$ 10.00
Number of options | shares	0	0	12,000
November 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | $ / shares	$ 0.00	$ 0.00	$ 53.70
Number of options | shares	0	0	20,000
November 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | $ / shares	$ 0.00	$ 0.00	$ 34.50
Number of options | shares	0	0	5,000
March 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | $ / shares	$ 30.70	$ 30.70	$ 30.70
Number of options | shares	1,500	1,500	3,750
August 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | $ / shares	$ 0.00	$ 14.50	$ 14.50
Number of options | shares	0	5,000	5,000
September 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | $ / shares	$ 0.00	$ 0.00	$ 18.60
Number of options | shares	0	0	250
March 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | $ / shares	$ 0.00	$ 10.00	$ 10.00
Number of options | shares	0	2,400	2,400
March 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | $ / shares	$ 10.10	$ 10.10	$ 10.10
Number of options | shares	15,900	56,150	88,385